Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

23. Cash and cash equivalents

The consolidated statement of financial position and the consolidated statement of cash flows include the following items in “cash and cash equivalents”:

	2022	2021
Short-term deposits	13,894	180,458
Cash at bank and on hand	68,750	115,114
Total	82,644	295,572

Short-term deposits are time deposits and structured deposits, with maturities of 1 to 3 months. The deposits can be withdrawn at any time before maturity date. The expected change in value is assessed as insignificant since the amount received cannot be less than the amount deposited.